Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
14 . Commitments and Contingencies
Evaluation Agreement
The Company entered into an evaluation agreement with Hephaestus Capital Group (“Owner”) on April 17, 2023, for a term of six months. Under this agreement, the Company tests the hashrate of the Owner’s
5,000
miners and provides an evaluation report thereafter. The miners were expected to be operational over the course of the second, third and fourth quarters of 2023 and were tested for a period of approximately six months. The Company concluded that the terms of the agreement were not commercially substantive based on the fact there are no cash payments identified in the contract and the Owner is not required to provide any consideration to the Company. During the first quarter of 2024, the Company and the Owner amended the agreement and closed on the purchase of miners.
Litigation
From
time
to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss related matter is both probable and reasonably estimable.
We are not involved in any legal proceedings that we believe could have a material adverse effect on our financial position or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of our executive officers, threatened against or affecting our Company or our officers or directors in their capacities as such.
Indemnifications
In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with its partners, suppliers, and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in these unaudited consolidated financial statements.

14 . Commitments and Contingencies
Power Agreements
On January 1, 2020 Union Data entered into a Power Supply Contract with KUB for a five-year term, automatically renewable for one-year
terms for an additional five years. Per the agreement, KUB is to supply power at 10 kw during on-peak
times and 5,001 kw during
off-peak
times, per an agreed upon rate schedule. Payments are due monthly for the power provided. The point of delivery for power and energy is the point of interconnection of KUB’s facilities and Union Data’s facilities in Maynardville, Tennessee. The contract was amended effective May 1, 2020, to provide power supply of on-peak
200 kw and
off-peak
6,800 kw.
On September 28, 2020, Red Dog entered into a Contract for Lighting and Power Service with a certain energy provider for electricity for the operation of the data center in Limestone, Tennessee. For the first six months, the parties agreed to off-peak
demand of 30 kw and a maximum not to exceed 5,001 kw. Beginning with the 7th month, the contract will have an off-peak
demand of 25,001 kw and a maximum demand of 25,001 kw for the duration. The term of the contract is for five years and six months, beginning approximately on December 1,2020. Bills will be rendered monthly based on the currently effective standard rate schedule applicable to consumers of the same class. If service is disconnected before the end of the contract term, Red Dog shall be required to pay the minimum bill per the rate schedule times the number of months remaining on the contract term. The contract was subsequently amended in October 2020 through March 2021 to adjust the on-peak/
off-
peak demands.
On May 1, 2022, Ava Data entered into a Contract for Power Service with Lenoir City Utilities Board (LCUB) for electricity for the operation of the facility in Lenoir City, Tennessee. LCUB will make available up to a maximum of 5,001 KW of firm power during the hours designated as on-peak
hours per the agreed upon rate schedule, which amount shall be the
“on-peak
contract demand,” and LCUB will make available to Company 5,001 KW of firm power during the hours designated as off-peak
hours in the agreed upon rate schedule, which amount shall be the
“off-peak
contract demand”. LCUB has agreed to install a primary meter for service with the point of delivery for electric power supplied, which shall be at the primary bushings of the transformer furnished by LCUB. The term of the agreement five years from date of installation of permanent service, and the term shall be automatically extended from time to time for a period of one year from each expiration date unless and until either party shall notify the other in writing 90 days prior to any expiration date of its desire to terminate the agreement on such expiration date. Ava Data agrees to pay a minimum charge for the term of the agreement, which minimum shall be subject to change in accordance with the provisions of the applicable rate schedule then in effect. LCUB shall have the right to terminate its obligation to provide any further service under this agreement at any time for any breach or default on the part of Ava Data in which event there shall immediately become due and payable to LCUB, as liquidated damages on account of LCUB’s investment obligations for Ava Data’s benefit by reason of the agreement, the sum of the minimum monthly bills for the unexpired term of the agreement.
Site Location and Development Agreement (“SLDA”)
On September 28, 2020, Red Dog entered into a Site Location and Development Agreement with a certain energy provider. Under the agreement, Red Dog arranged to establish and operate a high-density data center that would utilize electric power and energy purchased from the energy provider with an anticipated peak demand of 25 megawatts (the “Project”). Red Dog intends to establish the Project within the electric system service area of the energy provider, to be located on a site that is adjacent to a certain substation of the energy provider in Limestone, Tennessee. Under the agreement, the energy provider is responsible, at Red Dog’s expense, to plan, design and install all facilities and equipment that are necessary to provide electricity to the Project site. The preliminary estimate of Project costs per the agreement was $1,284 less a $270 discount and economic development credit and one-time
additional credit (the “Incentive”) of $100, resulting in a net estimated Project cost total of $914. Red Dog is responsible for paying final Project costs, even if they exceed this estimate. Red Dog is responsible to pay the energy provider for any costs in excess of $600 within 30 days of receipt of the itemized invoice. The remaining $600 balance for Project costs will be paid by Red Dog to the energy provider in 12 equal monthly increments, with the first increment due on the 25th month following the completion of the work. In consideration of this extended payment period, Red Dog was required to provide an irrevocable standby letter of credit in the amount of $600 to guarantee payment of Project costs, net of discount and incentives. The project was completed on June 29, 2021 for a total cost of $1,075, for which the Company has recorded a corresponding payable to the energy provider. In accordance with ASC
835-30-45,
Interest – Imputation of Interest, the Company recorded a discount on the loan payable to the energy provider of $235 using the Company’s incremental borrowing rate of 4.5%, which is being amortized to non-cash
interest expense using the effective interest rate method over the term of the loan to its date of maturity.
In the event that the Site Location and Development Agreement, the Power Contract, or the Ground Lease (see Note 8) is terminated prior to five years and six months from the date of signature of the Power Contract, other than for default of the energy provider, the Company shall be responsible for immediately repaying the full incentive ($100) to the energy provider as of the date one or more such agreements terminate. As of December 31, 2023 and December 31, 2022, the Company did not believe it is probable that it will terminate any of the contracts prior to five years and six months from the date of signature of the Power Contract and thus did not record a contingent liability.
Supply Agreement
On September 8, 2021, the Company entered into a supply agreement (the “Supply Agreement”) with a certain vendor. Under the Supply Agreement, the Company has committed to purchasing a certain number of units of mining-related equipment as defined in the Supply Agreement. In exchange for the vendor reserving these units, the Company paid a supply reservation deposit (the “Deposit”) of $10,000, which was included in long-term deposits. The Company has from June 2022 to May 2023 to place orders against the reserved units. The Deposit will be applied as a credit against the price of the units as the Company places orders with the vendor. Subsequently, effective September 9, 2022, the Company amended the Supply Agreement to, among other things, fully credit the Deposit against orders placed, with no additional cash payment due for 885,000 units. As of December 31, 2023, all orders on the equipment had been placed and shipped accordingly and the balance of this deposit was $0.
Data Black River Development and Operation Agreement
On August 31, 2021, the Company, through its wholly-owned subsidiary Data Black River, entered into a development and operation agreement (the “HDP Agreement”) with Helix Digital Partners (“HDP”), an affiliate of Eagle Creek Renewable Energy (“Eagle Creek”). Pursuant to the HDP Agreement, Data Black River is obligated to provide services for the development and operation of a bitcoin mining facility located within the premises of HDP in Brownville, New York (the “HDP Facility”). In connection with the HDP Agreement, HDP and an affiliate of HDP have entered into a power purchase agreement, pursuant to which such affiliate has agreed to supply up to 20MW of power to the HDP Facility. Under the HDP Agreement, Data Black River receives a monthly management fee for the performance of mining services (at a rate of $25 per month payable in bitcoin). In the event that mining revenues exceed the monthly management fee, the Company accrues an additional revenue share amount within mining services revenue based upon the contractual allocation to the Company.
HDP has the right to curtail supply of electricity to the mines and sell electricity to the market with reasonable notice to Data Black River (“Curtailment Period”). In connection with any Curtailment Period, HDP shall distribute 25% of the forgone mining revenue to Data Black River. For the years ended December 31, 2023 and 2022, Data Black River earned $0 and $462 related to curtailment revenue, respectively.
The Company records all revenue based on the bitcoin spot rate at contract inception and all revenue share amounts earned within mining services revenue. The management fee is accounted for in mining services revenue, and all other forms of revenue, including curtailment revenue, are accounted for in other revenue. The amount of total mining revenues that exceeded the monthly management fee was $0 in 2023 and $204 in 2022.
The HDP Agreement has an initial term of 3 years and thereafter automatically renews for successive one-year
renewal periods unless either party gives notice at least 60 days prior to the end of the initial term or any renewal term. The HDP Agreement also allows either party to terminate the HDP Agreement upon notice to the other party if mining revenues drop below a certain amount over a consecutive
90-day
period or if mining revenues are insufficient to cover management fees owed to Data Black River and electricity fees owed to HDP for three consecutive months. The amount paid for electricity costs to HDP was $0 and $340 in 2023 and 2022, respectively. The amount accrued to HDP for their portion of revenue for each period was $0 and $504 for 2023 and 2022, respectively. Note that at contract inception, October 1, 2021, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share. Therefore, given that the Company has determined that the HDP Agreement represents a series in accordance with ASC
606-10-25-15,
the management fee revenue is recognized over time upon completion of the daily performance obligation and revenue share is recognized when the constraint is lifted. The Company decreases mining services revenue for HDP’s allocation of the revenue share, and a corresponding payable for the portion of revenue share allocated to HDP. We have generated only nominal revenues at this facility since July 2022, pending resolution of certain issues between HDP and a New York State counterparty to them affecting the generation of power for the site by HDP, and so either party may terminate the HDP Agreement. HDP and GRIID are working together to resolve these regulatory issues in order to allow GRIID to resume its mining operations at this site.
Mining Services Agreement
On March 21, 2022, the Company entered into a Mining Services Agreement (the “Mining Services Agreement”) with Blockchain Access UK Ltd (“Customer”), the Company’s lender. During the term of the Mining Services Agreement, the Company will receive, install, operate, manage and maintain servers and power supplies provided by Customer (“Customer Mining Equipment”) to perform mining services (the “Mining Services”) at a Company facility located in Lenoir City, Tennessee (the “Premises”). All operation of the Customer Mining Equipment by the Company will be on the Customer’s behalf. Beginning March 2022 and at monthly intervals thereafter for the following six months, Customer will provide the Company with Customer Mining Equipment for installation at the Premises. The Company is to make all necessary improvements and developments to the Premises to accommodate the Customer Mining Equipment to enable it to operate in accordance with the requirements of the Mining Services Agreement, and to complete installation and commence full operation of such Customer Mining Equipment. If the Company fails to complete the infrastructure development and equipment installation by the planned operational date, as defined in the agreement, or fails to commence full operation of Customer Mining Equipment at an alternative temporary facility, the Company will pay to the Customer a late development fee which is intended to compensate the Customer for the generated digital assets that would have been paid to the Customer if the Company had completed the infrastructure development and equipment installation by the planned operational date. Throughout the term of the Mining Services Agreement, the Company will be responsible for the management and maintenance of the Customer Mining Equipment. Following the end of each twenty-four-hour period during the term of the Mining Services Agreement, the Company will deposit 95% of the generated cryptocurrency from the Mining Services into the Customer’s digital wallet and 5% of the generated cryptocurrency (representing the Company’s fees for performance of the Mining Services) into the Company’s digital wallet. Under the Mining Services Agreement, the Company is to invoice the Customer monthly for the electricity charges associated with the Mining Services related to the Customer Mining Equipment, without premium or markup, which amounted to $8,991 and $6,768 (which was payable in cash) for the years ended December 31, 2023 and 2022, respectively. The Company is to also invoice the Customer monthly for the Customer’s operating expense charges as defined in the Mining Services Agreement, which amounted to $651 and $792 (which was payable in bitcoin) for the years ended December 31, 2023 and 2022, respectively. Revenues related to electricity costs and operating expenses are recorded within mining services revenue on the Statement of Operations. The Mining Services Agreement is scheduled to expire on February 28, 2027.
The Company signed an updated Mining Services Agreement on October 9, 2022, which changed the terms of how the Company will be reimbursed for mining expenses. Per the amended agreement, a $1,000 payment is made by the Customer one month in advance for the mining services. Given that the period between when the Company transfers the promised service to the customer and when the customer pays for this service is less than one year, the advance payment does not represent a significant financing component. Direct costs incurred and reimbursed are recorded in cost of sales and reimbursed costs are recorded as mining services revenue. The Company records its revenue related to the 5% revenue share of the generated cryptocurrency under the Mining Services Agreement on a gross basis under mining services agreement revenue on the Statement of Operations, as the Company represents the principal in relation to the contract as it controls the provisioning of mining services before transferring that service to the Customer. Note that at contract inception, March 21, 2022, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share and reimbursement revenues. Therefore, given that the Company has determined that the Contract represents a series in accordance with ASC
606-10-25-15,
revenue is recognized over time upon completion of the daily performance obligation and when the constraint on variable revenue are lifted. The Company records revenue share based on the bitcoin spot rate at contract
inception. The Company has determined that no embedded lease exists in the Mining Services Agreement.
Share Subscription Facility
On September 9, 2022, Adit, Griid Holdco LLC, GEM Global Yield LLC SCS (“GEM Global”), and GEM Yield Bahamas Limited (“GYBL”) entered into a Share Purchase Agreement (the “GEM Agreement”). Pursuant to the GEM Agreement, the Company may issue and sell to GEM Global, and GEM Global may purchase from the Company, until December 29, 2026, up to the number of shares of common stock having an aggregate value of $200,000,000 (the “Aggregate Limit”), pursuant to draw down notices (each, a “Draw Down Notice” and each transaction under a Draw Down Notice, a “Draw Down”), which we may deliver to GEM Global in the
Company’s sole discretion. Upon the valid exercise of a Draw Down, pursuant to delivery of a notice and in accordance with
other
conditions
,
GEM
Global will be required to pay, in cash, a
per-share
amount equal to 92% of the average closing bid price of the shares of our common stock as reported on the principal market on which shares of our common stock are traded during the 30 consecutive trading days commencing on the first trading day that is designated on the Draw Down notice. In no event may the Draw Down amount (other than the Committed Draw Down Amount (as defined in the GEM Agreement) specified in a Draw Down Notice exceed 400% of the average daily trading volume of the common stock for the 30 trading days immediately preceding the date of such Draw Down notice. There can be no guarantee that the Company will have access to the full amount available to the Company under the GEM Agreement, or that if the Company does have access, the Company will elect to draw down the full amount available to the Company under the GEM Agreement.
The Company also agreed to pay GEM Global a commitment fee equal to two percent (2%) of the Aggregate
Limit
(the “Commitment Fee”). The Commitment Fee due upon each Draw Down may be paid in cash from the proceeds of such Draw Down or in freely tradeable shares of the common stock valued at the closing price of the shares of the common stock at the time of such Draw Down, at the option of the Company. The amount of the Commitment Fee due in each such installment shall be the product obtained by multiplying (i) the total amount of the Commitment Fee by (ii) the quotient derived by dividing (y) the value of shares of the common stock purchased pursuant to the applicable Draw Down by (z) the Aggregate Limit. To the extent that any amount of the Commitment Fee remains unpaid to GEM Global following the date that is the one-year
anniversary of the day the shares of the common stock were publicly traded, the remaining amount shall become immediately due.
On the Closing Date of the merger, the Company also issued to GYBL a warrant (the “GEM Warrant”) to purchase shares of common stock equal to 2% of the total number of shares of common stock outstanding immediately after the completion of the merger on December 29, 2023 (the “Public Listing Date”), calculated on a fully diluted basis, which amount equaled 1,733,726 shares. The GEM Warrant is exercisable at an exercise price per share equal to 90% of the closing bid price the shares of common stock on the Public Listing Date, or $4.84, and expires on the third anniversary of the Public Listing Date, or December 29, 2026. On the first anniversary following the Public Listing Date (the “Adjustment Date”), if all or any portion of the GEM Warrant remains unexercised and the average closing bid price of our common stock for the 10 trading days following the Adjustment Date (the “Current Trading Price”) is less than 90% of the then-current exercise price of the GEM Warrant, then the exercise price of the GEM Warrant will adjust to 115% of the Current Trading Price (the “Warrant Price”). If the closing bid price of the common stock is greater than the Warrant Price, then in lieu of exercising the GEM Warrant by payment of cash, GYBL may exercise the GEM Warrant by a cashless exercise and will receive the number of shares of common stock equal to an amount determined by multiplying the Warrant Price by the number of shares of common stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, divided by the closing bid price of the common stock.
Evaluation Agreement
The Company entered into an evaluation agreement with Hephaestus Capital Group (“Owner”) on April 17, 2023, for a term of six months. Under this agreement, the Company tests the hashrate of the Owner’s 5,000 miners and provides an evaluation report thereafter. The miners were expected to be operational over the course of the second, third and fourth quarters of 2023 and were tested for a period of approximately six months. The Company concluded that the terms of the agreement were not commercially substantive based on the fact there are no cash payments identified in the contract and the Owner is not required to provide any consideration to the Company.
Revenue generated from running the machines under this agreement was $1,856 as of December 31, 2023 and is recorded in cryptocurrency mining revenue. On February 29, 2024, The Company and the Owner negotiated a new contract and the miners were purchased, payment for these miners was made on March 21, 2024.

Litigation
From time to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss related matter is both probable and reasonably estimable.
On November 15, 2021, Washington County, Tennessee (the “County”) filed a complaint (Civil Action
No. 21-CV-0664)
(the “Zoning Complaint”) against Johnson City Energy Authority d/b/a BrightRidge (“BrightRidge”), alleging that Red Dog, as leasehold user of the property in Limestone, Tennessee owned by BrightRidge and subject to the Zoning Complaint, is in violation of County zoning rules by operating a blockchain verification data center on such property. The County sought an injunction of the operation by Red Dog of its blockchain verification data center on the property. BrightRidge subsequently filed a Motion to Dismiss for the failure to name a necessary party, Red Dog, as a defendant. On November 22, 2021, Red Dog filed a Motion to Intervene as a Party Defendant in connection with the Zoning Complaint.
On November 2, 2023, Red Dog, BrightRidge and the County entered into a settlement agreement pursuant to which: (i) Red Dog is allowed to operate its blockchain verification data center in Limestone, Tennessee through no later than
March, 2026
; (ii) Red Dog paid Washington County an upfront fine of $12,500 following entry of a court order dismissing the case; (iii) for each day that the blockchain verification data center continues to operate after entry of such order, Red Dog must pay Washington County $100, (iv) Red Dog will have 120 days from when it ceases operation to remove its equipment from the Limestone site; and (v) Red Dog and BrightRidge will pay for internet service for those Limestone residents that live near the Limestone site, splitting the expected cost of $150,000 evenly. On November 8, 2023, the Chancery Court for Washington County issued an order dismissing the case.
Indemnifications
In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with its partners, suppliers, and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in these audited consolidated financial statements.